THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 100.0%

	Shares	Value
Brazil — 8.6%
Banco BTG Pactual*.........................................	18,600	$323,218
Banco do Brasil*.............................................	300,500	3,389,098
BB Seguridade Participacoes .................................	106,657	866,685
BR Malls Participacoes ......................................	960,875	4,144,062
Cia de Saneamento Basico do Estado de Sao Paulo* ..........	398,380	5,683,701
Cia de Saneamento do Parana ................................	84,500	1,988,491
Construtora Tenda ...........................................	9,400	79,303
Cyrela Brazil Realty Empreendimentos e Participacoes .......	352,741	2,634,891
Direcional Engenharia .......................................	27,800	106,199
EDP - Energias do Brasil.....................................	2,093,847	10,898,018
Even Construtora e Incorporadora*...........................	209,694	813,784
IRB Brasil Resseguros S .....................................	662,838	6,850,327
JBS..........................................................	2,246,176	14,460,158
JHSF Participacoes ..........................................	25,766	47,650
Nova Embrapar Participacoes* (A) (B) .......................	854	—
Petrobras Distribuidora.......................................	1,288,750	8,678,735
Porto Seguro.................................................	345,400	5,362,547
Seara Alimentos* (A) (B) ....................................	911	—
Sul America .................................................	920,588	13,499,492
TOTVS*.....................................................	141,598	2,458,276
Transmissora Alianca de Energia Eletrica.....................	677,849	4,906,673
Wiz Solucoes e Corretagem de Seguros.......................	36,481	133,228
YDUQS Part ................................................	614,700	7,607,318
		94,931,854
Chile — 1.8%		20,043,352
Enel Americas ADR .........................................	2,045,240
China — 35.9%
Agile Group Holdings........................................	3,384,592	4,443,419
Agricultural Bank of China, Cl H.............................	24,175,000	9,295,005
Alibaba Group Holding ADR* ...............................	201,218	41,569,627
Anhui Conch Cement, Cl H ..................................	146,500	930,066
Apeloa Pharmaceutical, Cl A.................................	998,900	2,061,714
Autohome ADR* ............................................	76,827	5,875,729
Baidu ADR*.................................................	50,089	6,188,997
Bank of China, Cl H .........................................	74,177,000	28,620,647
Bluefocus Intelligent Communications Group, Cl A...........	1,920,083	1,661,114
Changyou.com ADR*........................................	28,959	308,993
China Communications Services, Cl H .......................	3,116,900	2,094,028
China Construction Bank, Cl H...............................	50,237,000	37,883,915
China Lilang.................................................	4,000	2,825
China Merchants Bank, Cl A .................................	868,347	4,363,721
China National Chemical Engineering, Cl A ..................	5,769,196	5,675,629
China Sports International* (A) (B) ..........................	670,000	—
China Telecom, Cl H.........................................	37,065,035	14,429,075
China Union Holdings, Cl A .................................	417,100	235,353
China United Network Communications, Cl A................	19,775,030	15,551,102
China Vanke, Cl A...........................................	1,642,600	6,539,017

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
China Yuchai International...................................	15,668	$202,431
Chinese Universe Publishing and Media Group, Cl A .........	336,400	680,974
Chongqing Dima Industry, Cl A ..............................	1,733,537	774,392
CNOOC .....................................................	10,964,221	16,479,918
Country Garden Holdings ....................................	6,171,407	7,732,265
Gansu Qilianshan Cement Group, Cl A .......................	290,100	477,232
G-bits Network Technology Xiamen, Cl A ...................	24,978	1,311,465
Gemdale, Cl A ...............................................	202,400	373,176
Gemdale Properties & Investment ............................	1,694,000	228,628
GoerTek, Cl A ...............................................	138,600	463,454
Great Wall Motor, Cl H ......................................	1,174,257	774,079
Greenland Holdings, Cl A....................................	9,056,523	8,267,653
Greenland Hong Kong Holdings..............................	698,000	261,897
Hangzhou Binjiang Real Estate Group, Cl A..................	989,600	614,640
Industrial & Commercial Bank of China, Cl H ................	48,484,000	32,042,653
JD.com ADR* ...............................................	514,505	19,391,693
Joincare Pharmaceutical Group Industry, Cl A ................	600,824	874,380
Lens Technology, Cl A.......................................	370,370	1,081,311
Logan Property Holdings.....................................	1,028,000	1,551,592
Longfor Group Holdings .....................................	2,160,000	9,066,863
Lonking Holdings............................................	206,000	54,213
Maoye Commericial, Cl A ...................................	541,339	341,309
MLS, Cl A...................................................	109,300	215,111
Momo ADR* ................................................	3,837	117,412
NetEase ADR................................................	69,629	22,334,198
Ningbo Huaxiang Electronic, Cl A ...........................	242,200	603,097
NVC International Holdings* ................................	1,000	31
PetroChina, Cl H.............................................	20,426,000	8,967,198
Ping An Insurance Group of China, Cl A .....................	1,347,164	15,274,733
Poly Property Group .........................................	1,700,666	659,478
Postal Savings Bank of China, Cl A* .........................	127,500	104,318
Powerlong Real Estate Holdings..............................	436,000	238,070
Qudian ADR* ...............................................	224,447	646,407
Risen Energy, Cl A ..........................................	487,300	1,047,467
RiseSun Real Estate Development, Cl A......................	1,576,798	1,991,268
Sailun Group, Cl A...........................................	807,400	532,592
Sany Heavy Industry, Cl A ...................................	6,406,710	14,310,095
Shanghai Prime Machinery, Cl H.............................	184,000	17,135
Shanghai Shimao, Cl A ......................................	1,802,656	1,054,384
Shanxi Taigang Stainless Steel, Cl A .........................	1,567,600	855,863
Shenzhen Goodix Technology, Cl A..........................	35,000	1,682,673
Shimao Property Holdings ...................................	484,879	1,553,798
Shui On Land ................................................	2,627,000	523,767
Sieyuan Electric, Cl A........................................	560,560	1,158,775
Sinotruk Hong Kong .........................................	3,437,148	5,888,233
TCL Electronics Holdings....................................	131,000	58,567
Tianneng Power International ................................	1,173,612	785,612
Vipshop Holdings ADR*.....................................	854,469	10,877,390
Weichai Power, Cl H.........................................	4,757,000	8,292,893
Weiqiao Textile, Cl H........................................	891,000	224,765

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
China — (continued)
Wuhu Sanqi Interactive Entertainment Network Technology
Group, Cl A...............................................	695,535	$3,141,270
XCMG Construction Machinery, Cl A........................	2,803,398	2,053,386
Yuexiu Property .............................................	1,881,882	375,562
Zhengzhou Yutong Bus, Cl A ................................	632,400	1,404,174
Zhuzhou Kibing Group, Cl A ................................	287,700	216,604
		397,982,520
Colombia — 1.0%
Banco de Bogota.............................................	2,628	68,389
Ecopetrol ADR ..............................................	576,780	10,670,430
Financiera Colombiana* .....................................	6,006	57,075
Grupo Aval Acciones y Valores ADR ........................	16,755	141,580
Interconexion Electrica ESP .................................	3,125	17,178
		10,954,652
Egypt — 0.0%		55,205
Emaar Misr for Development SAE * .........................	302,933
Greece — 0.4%
Athens Water Supply & Sewage..............................	18,802	154,562
Eurobank Ergasias* ..........................................	824,316	756,608
Hellenic Petroleum...........................................	41,969	367,137
Hellenic Telecommunications Organization...................	67,498	1,006,797
JUMBO .....................................................	13,780	279,881
Motor Oil Hellas Corinth Refineries ..........................	40,127	853,290
Piraeus Bank* ...............................................	314,548	1,116,554
Public Power* ...............................................	20,462	94,798
Tsakos Energy Navigation ...................................	9,383	29,087
		4,658,714
Hong Kong — 2.8%
Asia Cement China Holdings.................................	1,528,561	1,912,443
China Aoyuan Group ........................................	820,885	1,093,273
China BlueChemical .........................................	692,000	146,955
China Foods .................................................	155	58
China Meidong Auto Holdings ...............................	108,000	131,775
China National Building Material, Cl H.......................	3,209,215	3,061,976
China Overseas Grand Oceans Group.........................	1,658,352	1,083,810
Country Garden Services Holdings ...........................	142,000	458,178
Dongyue Group..............................................	66,000	29,970
HKC Holdings ...............................................	39,000	31,778
Hopson Development Holdings ..............................	254,000	231,292
Lenovo Group ...............................................	5,668,000	3,679,396
Li Ning ......................................................	2,274,000	6,642,147
Maoye International Holdings ................................	286,000	18,275
Pou Sheng International Holdings ............................	192,000	57,252
Road King Infrastructure .....................................	181,865	304,535
Ronshine China Holdings ....................................	87,500	93,196
Sunac China Holdings........................................	2,461,000	11,793,857
Times Neighborhood Holdings*..............................	128,076	79,284
Uni-President China Holdings................................	423,000	430,572

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
Hong Kong — (continued)		$97,362
West China Cement .........................................	608,157
		31,377,384
Hungary — 1.5%
OTP Bank Nyrt ..............................................	352,863	16,346,125
Richter Gedeon Nyrt ........................................	28,966	622,034
		16,968,159
India — 4.4%
Alembic Pharmaceuticals ....................................	9,904	87,728
Alkem Laboratories ..........................................	2,401	80,611
Amara Raja Batteries ........................................	12,972	139,650
Avanti Feeds.................................................	5,930	55,093
Bata India....................................................	26,470	667,999
Birla Corp Limited*..........................................	4,820	53,821
Blue Star ....................................................	7,637	89,851
Dishman Carbogen Amcis....................................	34,133	35,852
Dr Reddy's Laboratories......................................	21,596	942,981
Granules India ...............................................	75,043	153,407
Gujarat State Petronet ........................................	81,426	289,698
HCL Technologies ...........................................	1,118,630	9,281,287
HEG.........................................................	7,602	114,171
HeidelbergCement India .....................................	15,287	42,859
Hexaware Technologies ......................................	60,969	310,948
Hindustan Unilever ..........................................	39,781	1,133,165
Housing & Urban Development ..............................	83,040	48,049
IIFL Securities*..............................................	52,692	39,941
Infosys ......................................................	729,485	7,936,902
JB Chemicals & Pharmaceuticals.............................	2,595	18,015
Jindal Saw ...................................................	40,560	51,078
Jindal Stainless* .............................................	37,281	21,059
JSW Energy .................................................	43,488	38,430
KEI Industries ...............................................	7,237	57,571
LUX Industries ..............................................	4,921	102,067
Mahanagar Gas ..............................................	27,128	446,006
Manappuram Finance ........................................	410,836	1,080,417
Muthoot Finance*............................................	81,452	868,627
Narayana Hrudayalaya .......................................	17,231	91,179
NIIT.........................................................	72,717	99,922
Nucleus Software Exports....................................	12,776	54,179
Power Finance*..............................................	1,708,542	2,787,047
Prakash Industries............................................	45,544	28,287
Redington India..............................................	46,664	74,876
Sandur Manganese & Iron Ores ..............................	902	9,811
Shriram City Union Finance..................................	1,240	23,514
Sonata Software .............................................	17,348	81,605
Tata Consultancy Services ...................................	686,551	20,040,163
West Coast Paper Mills ......................................	4,493	14,350
Whirlpool of India ...........................................	12,137	420,693
Wipro .......................................................	148,522	493,533
WNS Holdings ADR*........................................	2,296	163,842

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
India — (continued)		$13,742
WPIL .......................................................	1,565
		48,584,026
Indonesia — 0.5%
Adaro Energy................................................	4,661,100	414,047
Bank Negara Indonesia Persero...............................	8,629,491	4,493,476
Garuda Indonesia Persero* ...................................	969,473	28,713
Jaya Real Property ...........................................	264,450	10,332
Media Nusantara Citra .......................................	3,730,100	433,208
Pakuwon Jati.................................................	2,507,900	95,092
Panin Financial* .............................................	3,574,700	67,835
Perusahaan Gas Negara ......................................	3,140,000	389,682
Puradelta Lestari ............................................	4,690,300	95,244
		6,027,629
Luxembourg — 0.0%		234,562
Ternium ADR ...............................................	11,207
Malaysia — 0.4%
AFFIN Bank*................................................	47,600	21,304
AMMB Holdings ............................................	663,900	597,792
Dayang Enterprise Holdings* ................................	861,900	576,594
Frontken.....................................................	247,800	140,185
Greatech Technology* .......................................	196,700	120,941
KSL Holdings* ..............................................	537,800	94,424
Lingkaran Trans Kota Holdings ..............................	61,400	70,031
Malaysian Pacific Industries..................................	12,569	36,449
MBM Resources .............................................	183,600	170,026
MMC........................................................	800	172
Petron Malaysia Refining & Marketing .......................	18,961	22,255
Telekom Malaysia ...........................................	85,700	80,306
Tenaga Nasional ............................................	790,249	2,399,920
		4,330,399
Mexico — 1.2%
Bio Pappel*..................................................	13,442	16,262
Bolsa Mexicana de Valores...................................	46,346	107,897
CFE Capital S de RL"........................................	60,873	89,559
Concentradora Fibra Danhos" ................................	214,610	330,510
Controladora Vuela Cia de Aviacion ADR* ..................	6,960	90,410
Credito Real SOFOM ER ....................................	47,840	60,511
Fibra Uno Administracion" ..................................	167,829	275,785
Gentera ......................................................	462,389	523,676
Grupo Aeroportuario del Centro Norte, Cl B..................	45,313	344,845
Grupo Financiero Banorte, Cl O..............................	1,480,205	9,122,271
Grupo Financiero Inbursa, Cl O ..............................	703,562	800,911
Grupo Mexico, Ser B ........................................	266,505	708,452
Macquarie Mexico Real Estate Management" ................	67,318	91,738
Prologis Property Mexico" ...................................	19,208	42,501
Qualitas Controladora .......................................	111,018	500,523
		13,105,851

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
Peru — 0.0%		$412,219
Southern Copper ............................................	10,940
Philippines — 0.0%
Bloomberry Resorts*.........................................	162,100	28,681
Globe Telecom ..............................................	2,490	92,504
Megaworld ..................................................	1,085,500	86,232
SSI Group ...................................................	362,992	15,844
		223,261
Poland — 0.5%
Asseco Poland ...............................................	39,053	643,694
Enea*........................................................	223,628	415,063
LiveChat Software ...........................................	7,361	88,890
LPP .........................................................	776	1,692,099
PKP Cargo...................................................	86	395
PlayWay.....................................................	1,783	125,983
Polski Koncern Naftowy ORLEN ............................	101,098	1,968,141
		4,934,265
Qatar — 0.0%
Al Khalij Commercial Bank PQSC ...........................	98,630	35,577
United Development QSC ...................................	575,807	240,381
		275,958
Russia — 4.6%
Globaltrans Investment GDR .................................	104,607	907,555
LSR Group PJSC GDR ......................................	89,361	247,718
Magnitogorsk Iron & Steel Works PJSC GDR ................	66,892	613,233
MMC Norilsk Nickel PJSC ADR.............................	567,933	18,369,838
Novolipetsk Steel PJSC GDR ................................	80,336	1,737,591
QIWI ADR ..................................................	89,997	1,669,444
Sberbank of Russia PJSC ADR...............................	1,290,672	20,629,213
Severstal PJSC GDR .........................................	9,410	132,614
Sistema PJSFC GDR.........................................	2,542	14,580
Tatneft PJSC ADR ...........................................	79,878	5,759,281
VEON ADR ................................................	317,346	821,926
		50,902,993
South Africa — 3.8%
African Rainbow Minerals ...................................	54,729	613,897
Alexander Forbes Group Holdings............................	3,095	1,091
Alviva Holdings .............................................	11,326	10,617
Anglo American Platinum....................................	34,578	2,763,521
Astral Foods .................................................	35,224	465,114
FirstRand ....................................................	3,554,533	13,652,767
Harmony Gold Mining ADR* ................................	511,519	1,718,704
Impala Platinum Holdings* ..................................	37,457	351,860
Kumba Iron Ore .............................................	226,385	5,262,749
Lewis Group.................................................	21,364	41,974
Liberty Holdings.............................................	4,097	28,622
MiX Telematics ADR........................................	17,274	225,944
Momentum Metropolitan Holdings ...........................	3,272,219	4,358,308

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
South Africa — (continued)
Motus Holdings..............................................	145,466	$773,928
Peregrine Holdings...........................................	18,277	23,183
Standard Bank Group ........................................	997,011	10,437,286
Super Group*................................................	76,294	126,368
Telkom .....................................................	699,260	1,497,026
		42,352,959
South Korea — 16.2%
AMOREPACIFIC Group ....................................	1,416	85,050
Cheil Worldwide.............................................	27,706	491,657
CJ Corp......................................................	44,981	3,108,441
Daelim Industrial ............................................	9,875	666,186
Danawa......................................................	12,549	253,248
Dongyang E&P ..............................................	15,443	200,983
Fila Holdings ................................................	18,505	681,621
GOLFZON ..................................................	615	29,011
Gravity ADR* ...............................................	3,723	122,673
Hana Financial Group........................................	545,293	15,091,417
Handsome ...................................................	2,901	66,666
Hanwha......................................................	211,740	3,833,632
Hyundai Hy Communications & Network ....................	6,784	21,636
Hyundai Mobis ..............................................	3,504	668,945
Innocean Worldwide .........................................	1,439	85,186
Interpark.....................................................	43,683	169,562
Interpark Holdings ...........................................	72,238	121,748
JB Financial Group ..........................................	94,135	402,433
Kakao .......................................................	8,944	1,184,318
Kia Motors ..................................................	472,942	16,110,573
Korea Investment Holdings ..................................	2,592	143,268
KT ..........................................................	413,816	8,773,397
LG Display* .................................................	164,536	2,100,968
LG Electronics...............................................	230,997	12,651,632
LG HelloVision..............................................	51,101	218,121
LG Uplus ....................................................	442,182	4,894,414
Mcnex .......................................................	19,649	575,128
Meritz Securities.............................................	38,274	116,601
Neowiz* .....................................................	19,474	277,683
NHN* .......................................................	26,216	1,650,401
Partron ......................................................	28,858	266,268
Samsung Electronics .........................................	1,544,113	72,182,072
Samsung Securities ..........................................	7,064	207,138
Seoul Semiconductor.........................................	1,806	21,504
SK Hynix....................................................	380,445	29,161,018
SK Telecom .................................................	12,488	2,396,522
Youngone ...................................................	17,015	439,011
		179,470,132
Taiwan — 9.3%
Asia Tech Image .............................................	54,000	94,561
Asustek Computer ...........................................	99,000	727,912
Avalue Technology ..........................................	34,000	82,048

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
Taiwan — (continued)
Chenbro Micom .............................................	97,000	$365,853
China Life Insurance*........................................	195,000	158,372
China Motor .................................................	77,000	94,719
ChipMOS Technologies* ....................................	224,335	220,193
Chong Hong Construction....................................	241,000	669,353
Compeq Manufacturing ......................................	594,000	790,722
Coretronic ...................................................	203,000	244,497
Eastech Holding .............................................	3,000	4,859
Elan Microelectronics ........................................	389,500	1,100,618
Eson Precision Industries.....................................	68,000	77,120
Everlight Electronics.........................................	182,000	226,206
Farglory Land Development..................................	104,000	138,525
Fubon Financial Holding .....................................	4,178,520	6,198,562
Gigabyte Technology ........................................	406,000	681,284
Hon Hai Precision Industry...................................	7,558,648	20,580,425
Innolux ......................................................	2,956,640	855,561
International Games System..................................	44,000	702,991
Inventec .....................................................	1,499,000	1,129,533
Jinli Group Holdings .........................................	45,765	15,248
King Yuan Electronics .......................................	425,000	453,413
Lanner Electronics ...........................................	1,720	3,071
Lite-On Technology..........................................	988,061	1,529,331
MediaTek....................................................	627,000	7,941,239
Novatek Microelectronics ....................................	509,000	3,600,889
Pegatron .....................................................	2,540,343	5,273,713
Pou Chen ....................................................	412,000	477,058
Powertech Technology .......................................	129,000	457,813
President Securities ..........................................	16,000	7,454
Radiant Opto-Electronics.....................................	534,000	1,840,174
Realtek Semiconductor.......................................	456,000	3,684,032
Simplo Technology ..........................................	277,000	2,909,863
Sino-American Silicon Products..............................	1,633,000	5,231,523
SinoPac Financial Holdings ..................................	649,000	275,019
Sitronix Technology .........................................	57,000	288,039
Star Comgistic Capital* ......................................	342,000	118,527
Synnex Technology International.............................	121,000	149,342
Taiwan Semiconductor Manufacturing .......................	173,000	1,787,245
Taiwan Surface Mounting Technology .......................	981,829	3,193,928
Teco Electric and Machinery .................................	41,000	36,518
Topco Scientific .............................................	33,000	117,250
Topkey* .....................................................	11,000	46,743
Tripod Technology...........................................	50,000	184,230
Unimicron Technology.......................................	3,418,000	4,277,869
United Microelectronics......................................	28,366,000	13,884,295
Winbond Electronics.........................................	423,625	234,831
Wistron......................................................	1,298,000	1,161,893
Yuanta Financial Holding ....................................	8,813,000	5,702,130
Zhen Ding Technology Holding .............................	830,000	3,252,965
		103,279,559

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

COMMON STOCK — continued

	Shares	Value
Thailand — 0.4%
Diamond Building Products NVDR ..........................	134,500	$27,319
PTT Exploration & Production NVDR .......................	577,999	2,280,026
Thanachart Capital ...........................................	843,000	1,400,168
Thanachart Capital NVDR ...................................	500,543	831,855
		4,539,368
Turkey — 6.1%
Akbank T.A.S.*..............................................	2,471,314	3,411,663
Anadolu Cam Sanayii ........................................	43,913	34,839
Dogus Otomotiv Servis ve Ticaret ............................	66,684	134,682
Eregli Demir ve Celik Fabrikalari ............................	3,157,678	4,923,568
Haci Omer Sabanci Holding..................................	4,977,185	8,118,598
KOC Holding................................................	957,373	3,124,139
Koza Altin Isletmeleri* ......................................	37,929	509,271
Otokar Otomotiv Ve Savunma Sanayi A.S. ...................	1,315	35,752
Selcuk Ecza Deposu Ticaret ve Sanayi A.S....................	21,705	25,965
TAV Havalimanlari Holding .................................	29,794	135,575
Torunlar Gayrimenkul Yatirim Ortakligi" *...................	317,541	157,973
Turk Sise ve Cam Fabrikalari.................................	3,351,048	3,117,386
Turk Telekomunikasyon* ....................................	911,326	1,182,459
Turkiye Garanti Bankasi, Cl C* ..............................	7,820,638	15,526,648
Turkiye Halk Bankasi*.......................................	1,912,707	2,216,812
Turkiye Is Bankasi, Cl C* ....................................	8,762,624	10,610,968
Turkiye Vakiflar Bankasi TAO, Cl D*........................	10,074,057	11,178,858
Vestel Beyaz Esya Sanayi ve Ticaret .........................	63,656	263,591
Vestel Elektronik Sanayi ve Ticaret* .........................	47,332	110,452
Yapi ve Kredi Bankasi * .....................................	4,727,454	2,348,819
		67,168,018
United Arab Emirates — 0.4%
Abu Dhabi Islamic Bank PJSC ...............................	402,705	628,964
Aldar Properties PJSC........................................	1,052,831	639,266
Dubai Islamic Bank PJSC ....................................	542,914	843,258
Emaar Properties PJSC.......................................	1,195,837	1,312,798
Emirates NBD Bank PJSC ...................................	17,670	66,104
Emirates Telecommunications Group PJSC...................	71,185	315,427
National Bank of Ras Al-Khaimah PSC ......................	9,000	11,672
		3,817,489
United States — 0.2%
Cosan, Cl A* ................................................	78,089	1,724,986
Sohu.com ADR * ............................................	4,108	43,668
		1,768,654
TOTAL COMMON STOCK		1,108,399,182
(Cost $951,183,799) ......................................

PREFERRED STOCK(C) — 0.2%

	Shares	Value
Brazil — 0.1%
Cia Paranaense de Energia, Cl B..............................	55,300	947,406

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
	MARKETS PORTFOLIO
	JANUARY 31, 2020
	(Unaudited)

PREFERRED STOCK(C) — continued

	Shares	Value
Brazil — (continued)		$—
Noxville Investimentos * (A) (B) .............................	455
		947,406
Colombia — 0.0%		81,473
Grupo Aval Acciones y Valores .............................	192,164
South Korea — 0.1%		573,957
CJ * .........................................................	11,102
TOTAL PREFERRED STOCK		1,602,836
(Cost $1,100,274) .........................................

WARRANTS — 0.0%

	Number of
	Warrants	Value
Thailand — 0.0%		—
Jasmine International, Expires 12/31/20 *.....................	1
TOTAL WARRANTS
(Cost $—) ................................................		—
TOTAL INVESTMENTS— 100.2%		$1,110,002,018
(Cost $952,284,073).......................................

Percentages are based on Net Assets of $1,108,306,446.

*Non-income producing security.

" Real Estate Investment Trust

(A)Level 3 security in accordance with fair value hierarchy.

(B)Security is fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of January 31, 2020, was $0 and represented 0.0% of net assets.

(C)There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

NVDR — Non-Voting Depositary Receipt

PJSC — Public Joint Stock Company

QSC — Qatari Shareholding Company

Ser — Series

THE ADVISORS' INNER CIRCLE FUND	ACADIAN EMERGING
MARKETS PORTFOLIO
JANUARY 31, 2020
(Unaudited)

The summary of inputs used to value the Portfolio's net assets as of January 31, 2020 was as follows:

Investments in	Level 1		Level 2		Level 3†	Total
Securities
Common Stock					—^
Brazil. . . . . . . . . .	$94,931,854	$	— $			$94,931,854
Chile . . . . . . . . . .	20,043,352		—		—	20,043,352
China . . . . . . . . . .	107,617,195		290,365,325		—^	397,982,520
Colombia . . . . . . .	10,954,652		—		—	10,954,652
Egypt . . . . . . . . . .	—		55,205		—	55,205
Greece . . . . . . . . .	29,087		4,629,627		—	4,658,714
Hong Kong . . . . . .	—		31,377,384		—	31,377,384
Hungary . . . . . . . .	—		16,968,159		—	16,968,159
India . . . . . . . . . .	199,694		48,384,332		—	48,584,026
Indonesia . . . . . . .	—		6,027,629		—	6,027,629
Luxembourg. . . . . .	234,562		—		—	234,562
Malaysia . . . . . . . .	22,255		4,308,144		—	4,330,399
Mexico . . . . . . . . .	13,105,851		—		—	13,105,851
Peru. . . . . . . . . . .	412,219		—		—	412,219
Philippines. . . . . . .	—		223,261		—	223,261
Poland . . . . . . . . .	—		4,934,265		—	4,934,265
Qatar . . . . . . . . . .	240,381		35,577		—	275,958
Russia . . . . . . . . .	2,491,370		48,411,623		—	50,902,993
South Africa. . . . . .	9,066,477		33,286,482		—	42,352,959
South Korea . . . . . .	614,330		178,855,802		—	179,470,132
Taiwan . . . . . . . . .	176,609		103,102,950		—	103,279,559
Thailand . . . . . . . .	—		4,539,368		—	4,539,368
Turkey . . . . . . . . .	—		67,168,018		—	67,168,018
United Arab Emirates	—		3,817,489		—	3,817,489
United States . . . . .	1,768,654		—		—	1,768,654
Total Common Stock	261,908,542		846,490,640		—^	1,108,399,182
Preferred Stock					—^
Brazil. . . . . . . . . .	947,406		—			947,406
Colombia . . . . . . .	81,473		—		—	81,473
South Korea . . . . . .	—		573,957		—	573,957
Total Preferred Stock	1,028,879		573,957		—^	1,602,836
Warrants	—		—		—^	—^
Total Investments in	$262,937,421		$847,064,597	$	—^	$1,110,002,018
Securities

†A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Portfolio has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

^Represents securities in which the value is $0 or has been rounded to $0. As of January 31, 2020, there were no transfers in or out of level 3.

For information on the Portfolio's policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent semi-annual or annual financial statements.

ACA-QH-003-2600